13) Other administrative expenses (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Administrative Expense [Abstract]
Outsourced services		R$ (4,768,664)	R$ (4,808,331)	R$ (4,598,748)
Communication		(1,333,127)	(1,570,224)	(1,541,742)
Data processing		(2,150,048)	(2,145,226)	(2,398,676)
Advertising and marketing		(1,052,083)	(1,300,468)	(1,136,062)
Asset maintenance		(1,299,441)	(1,231,596)	(1,112,508)
Financial system		(1,119,697)	(1,135,964)	(1,009,209)
Rental	[1]	(142,448)	(180,648)	(1,142,408)
Security and surveillance		(698,206)	(744,036)	(748,577)
Transport		(651,238)	(773,208)	(749,685)
Water, electricity and gas		(373,056)	(440,613)	(412,789)
Advances to FGC (Deposit Guarantee Association)		(588,093)	(433,369)	(408,335)
Supplies		(139,371)	(191,362)	(216,768)
Travel		(77,433)	(302,170)	(286,731)
Other		(1,091,221)	(1,232,363)	(1,111,724)
Total		R$ (15,484,126)	R$ (16,489,578)	R$ (16,873,962)

[1]	As of January 1, 2019, the IFRS 16 standard changed the accounting for leases, eliminating rental expenses and instead requiring the recognition of depreciation of the right-of-use asset (underlying assets) and interest expense on the leases (Notes 2h, 27 and 37).